Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Note 16 - Financial Instruments (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$1,017,748	-	$1,017,748	-
	Fair Value Measurement as of December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$2,393,568	-	$2,393,568	-

Fair Value, Inputs, Level 2 [Member]
Note 16 - Financial Instruments (Tables) [Line Items]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Ninos	$2.7	$1.1
M/V Kuo Hsiung	$2.8	$1.6
M/V YM Xingang	$3.0	$7.8
M/V Manolis P	$3.8	$8.3
M/V Cpt Costas	$3.8	$10.6
M/V Despina P	$3.9	$6.2
M/V Tiger Bridge	$3.8	$9.3
M/V Aggeliki	$7.5	$5.8
M/V Evridiki	$13.0	$27.5
TOTAL	$44.3	$78.2